Financial instruments and financial risk management	6 Months Ended
Jun. 30, 2021
Financial instruments and financial risk management
Financial instruments and financial risk management
15.	Financial instruments and financial risk management

The Company carried the following assets at fair value on June 30, 2021 and December 31, 2020, respectively:

	At June 30, 2021
(in thousands of $)	Level 1		Level 2		Level 3
Non-current financial assets	$		$		$17,458
Non-current financial assets		100,563
Current financial assets		1,149,104
Cash equivalents		1,370,363
Assets carried at fair value		$2,620,030		$—	$17,458

	At December 31, 2020
(in thousands of $)	Level 1		Level 2		Level 3
Non-current financial assets	$		$		$6,307
Current financial assets		779,649
Cash equivalents		858,291
Assets carried at fair value		$1,637,940		$—	$6,307

Non-current financial assets – Level 3

In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Innovative Access Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV. The Company assessed the accounting treatment and concluded that the license agreement is in scope of IFRS 15 and that any revenue should be recognized at once at the effective date of the agreement. The profit share has been designated as a non-current financial asset held at fair value through profit or loss. Since AgomAb Therapeutics NV is a private company, the valuation of the profit share is based on level 3 assumptions.

In March 2021, AgomAb Therapeutics NV secured $74 million Series B in Series B by issuing 286,705 of Preferred B Shares. The Company used the post-money valuation of this Series B financing round and the number of outstanding shares in determining the fair value of the profit-sharing instrument, which results in a change in fair value of non-current financial assets of $11.2 million recorded through profit or loss.

Non-current financial assets – Level 1

As part of the license agreement for the development and commercialization for efgartigimod in Greater China (see note 11 for further information), the Company obtained, amongst others, 568,182 newly issued Zai Lab shares calculated at a price of $132 per share. The fair value of the equity instrument at period-end is determined by reference to the closing price of such securities at each reporting date (classified as level 1 in the fair value hierarchy), resulting in a change in fair value of $25.6 million. The Company made the irrevocable election to recognize subsequent changes in fair value through OCI.

Current financial assets and Cash equivalents – Level 1 (see note 11 for further information)